Supplementary Financial Statement Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Supplementary Financial Statement Information [Abstract]
Revenues	$ 31
Benefit of the government of israel	$ 11